13. Warrants (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrant expense		$ 0	$ 96,753
Warrant [Member]
Warrant expense	$ 11,447	$ 133,123
Warrant expiration term	3 years 22 days	3 years 3 months 22 days
Intrinsic value of warrants	$ 0	$ 0